Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	5,143.72
Total Transaction Valuation	37,246,320
Total Offset Amount	0
Net Fee	$ 5,143.72